Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Other Comprehensive Income (Tables) [Abstract]
Schedule of components of comrehensive income

	Pretax	Tax effect	Net, before non-controlling interests	Non-controlling interests	Other comprehensive income (loss), net of tax
Year ended December 31, 2014
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(3.573)	$1.417	$(2.156)	$-	$(2.156)
Reclassification adjustments	29.120	(8.385)	20.735	-	20.735
Total other comprehensive income (loss) relating to cash flow hedges	25.547	(6.968)	18.579	-	18.579
Foreign currency translation adjustment	(415.703)	-	(415.703)	(6.086)	(421.789)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(232.308)	81.476	(150.832)	-	(150.832)
Reclassification adjustments	17.147	(6.347)	10.800	-	10.800
Total other comprehensive income (loss) relating to defined benefit pension plans	(215.161)	75.129	(140.032)	-	(140.032)
Other comprehensive income (loss)	$(605.317)	$68.161	$(537.156)	$(6.086)	$(543.242)

Year ended December 31, 2015
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$14.090	$(4.511)	$9.579	$-	$9.579
Reclassification adjustments	46.041	(12.557)	33.484	-	33.484
Total other comprehensive income (loss) relating to cash flow hedges	60.131	(17.068)	43.063	-	43.063
Foreign currency translation adjustment	(347.164)	-	(347.164)	(4.961)	(352.125)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	47.209	(13.434)	33.775	-	33.775
Reclassification adjustments	34.625	(12.851)	21.774	-	21.774
Total other comprehensive income (loss) relating to defined benefit pension plans	81.834	(26.285)	55.549	-	55.549
Other comprehensive income (loss)	$(205.199)	$(43.353)	$(248.552)	$(4.961)	$(253.513)

Year ended December 31, 2016
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(1.502)	$627	$(875)	$-	$(875)
Reclassification adjustments	29.297	(8.419)	20.878	-	20.878
Total other comprehensive income (loss) relating to cash flow hedges	27.795	(7.792)	20.003	-	20.003
Foreign currency translation adjustment	2.726	-	2.726	(1.446)	1.280
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(32.275)	7.416	(24.859)	-	(24.859)
Reclassification adjustments	30.811	(11.398)	19.413	-	19.413
Total other comprehensive income (loss) relating to defined benefit pension plans	(1.464)	(3.982)	(5.446)	-	(5.446)
Other comprehensive income (loss)	$29.057	$(11.774)	$17.283	$(1.446)	$15.837